Property and Equipment (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended
	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2020	Aug. 31, 2019
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 0	$ 0	$ 0	$ 882
Return of equipment	0	0	32,269	0
Loss on sale of equipment	$ (20,944)	$ 0	$ (20,944)	$ 0